Fair Value Measurements (Tables)	12 Months Ended
Jun. 30, 2015
Fair Value Disclosures [Abstract]
Schedule of Financial Instruments Measured at Fair Value on a Recurring Basis

Financial instruments measured at fair value on a recurring basis are summarized below

	Level	June 30, 2015	June 30, 2014
Liabilities Recorded at Fair Value in the Financial Statements:
Interest rate swap	Level 2	$4.1	$2.0